CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ (115,010)	$ (150,343)	$ (115,238)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	230,645	221,776	208,659
Stock-based compensation	176,776	192,964	159,325
Non-cash interest expense	29,378	36,719	40,019
Deferred tax (benefit) provision	16,690	(22,172)	(2,472)
Loss on extinguishment of debt	17,714	0	0
Other	9,843	(7,726)	(5,747)
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	41,657	(39,502)	25,165
Prepaid expenses and other assets	(3,931)	(396)	10,988
Accounts payable	(3,218)	(28,617)	(26,843)
Accrued expenses and other liabilities	(48,118)	13,617	16,506
Deferred revenue	135,151	141,827	84,648
Net cash provided by operating activities	487,577	358,147	395,010
Cash flows from investing activities:
Capital expenditures	(58,039)	(60,287)	(55,588)
Payments for business and technology acquisitions, net of cash acquired	(83,278)	(253,000)	(607,653)
Purchases of marketable securities and other investments	(148,697)	(62,639)	(39,435)
Proceeds from sales and maturities of marketable securities and other investments	83,867	64,975	8,768
Net cash used in investing activities	(206,147)	(310,951)	(693,908)
Cash flows from financing activities:
Payments of long-term debt	(261,051)	(255,038)	(425,634)
Proceeds from long-term debt, net of issuance costs	253,224	0	625,155
Payments for repurchase of common stock	(298,279)	(26,483)	(184,388)
Payments on other long-term liabilities	(3,003)	(2,890)	(1,688)
Proceeds from settlement of share-based derivatives, net	(340)	(5,286)	(3,801)
Proceeds from issuance of common stock from employee stock plans	25,776	22,652	30,216
Cash used to net share settle employee equity awards	(57,560)	(40,121)	(60,517)
Net cash provided by financing activities	(341,233)	(307,166)	(20,657)
Effects of exchange rate changes on cash and cash equivalents	(7,978)	(918)	(2,088)
Net increase (decrease) in cash and cash equivalents	(67,781)	(260,888)	(321,643)
Cash and cash equivalents at beginning of year	547,230	808,118	1,129,761
Cash and cash equivalents at end of year	$ 479,449	$ 547,230	$ 808,118